Federated Hermes Municipal High Yield Advantage Fund
A Portfolio of Federated Hermes Municipal Securities Income Trust
CLASS A SHARES (TICKER FMOAX)
CLASS C SHARES (TICKER FMNCX)
CLASS F SHARES (TICKER FHTFX)
INSTITUTIONAL SHARES (TICKER FMYIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2025
Lee R. Cunningham II will retire on April 1, 2026. Effective upon his retirement, Mr. Cunningham will no longer serve as a portfolio manager of the Fund. Accordingly, effective April 1, 2026, please remove all references to Mr. Cunningham.
Ann Ferentino, CFA, and Derek Plaski, CFA, will continue to serve as portfolio managers of the Fund and manage its portfolio as described in the Prospectus.
November 5, 2025

Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457125 (11/25)
© 2025 Federated Hermes, Inc.